July 20, 2009

BNY MELLON FUNDS TRUST - BNY Mellon International Appreciation Fund

Supplement to Prospectus dated May 1, 2009

The following information supersedes and replaces any contrary information contained in the section of the Fund’s Prospectus entitled “Management”:

Thomas J. Durante, Richard A. Brown and Karen Q. Wong serve as the fund’s co-primary portfolio managers, a position they have each held since July 2009. Mr. Durante has been employed by Dreyfus since August 1982. He is also a portfolio manager with Mellon Capital Management Corporation (Mellon Capital), an affiliate of Dreyfus, and has been employed by Mellon Capital (and its predecessor) since January 2000. Mr. Brown and Ms. Wong have been portfolio managers for Mellon Capital since 1995 and 2000, respectively. Mr. Brown and Ms. Wong have been dual employees of Dreyfus and Mellon Capital since April 2005.

The references concerning Denise Krisko in the section entitled “Management” are deleted because she is no longer the portfolio manager of BNY Mellon International Appreciation Fund.

July 20, 2009

BNY MELLON FUNDS TRUST - BNY Mellon International Appreciation Fund

Supplement to Statement of Additional Information dated May 1, 2009

The following supplements the information contained in the section of the Statement of Additional Information entitled “Management Arrangements –Portfolio Management”:

Fund	Portfolio Managers

BNY Mellon International Appreciation Fund	Karen Q. Wong
Richard A. Brown
Thomas J. Durante

The following supplements the information contained in the section of the Statement of Additional Information entitled “Management Arrangements – Additional Information About Portfolio Managers”:

     The following table lists the number and types of other accounts advised by the primary portfolio managers indicated below and assets under management in those accounts as of June 30, 2009:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Karen Q. Wong*	130	$23.8B	52	$43.7B	81	$25.2B

Richard A. Brown*	130	$23.8B	52	$43.7B	81	$25.2B

Thomas J. Durante*	130	$23.8B	52	$43.7B	81	$25.2B

*The information set forth above reflects information about other accounts managed by a team that includes the portfolio manager. The portfolio manager does not individually manage any registered investment companies, pooled investment vehicles or other accounts.  None of the accounts are subject to a performance-based advisory fee.

     The dollar range of fund shares beneficially owned by the primary portfolio managers indicated below is as follows as of June 30, 2009:

		Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned
Karen Q. Wong	BNY Mellon International Appreciation Fund	0

Richard A. Brown	BNY Mellon International Appreciation Fund	0

Thomas J. Durante	BNY Mellon International Appreciation Fund	0

The information pertaining to Denise M. Krisko contained in the Statement of Additional
Information is deleted because she is no longer the portfolio manager of BNY Mellon International
Appreciation Fund.